Consolidated Statements of Comprehensive (Loss) / Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net sales	$ 11,875	$ 30,918	$ 23,814
Cost of sales	(7,104)	(15,754)	(13,588)
Depreciation of production assets	(478)	(420)	(132)
Gross profit	4,293	14,744	10,094
Other operating income	184	167	2,073
Research & development expenses	(7,026)	(4,398)	(3,862)
Selling & marketing expenses	(8,550)	(6,523)	(7,275)
General & administrative expenses	(16,324)	(17,290)	(11,466)
Total operating expenses	(31,716)	(28,044)	(20,530)
Operating loss	(27,423)	(13,300)	(10,436)
Non-operating income	1,629	2,374	3,937
Debt conversion expense	(32)	(562)	(827)
Interest and amortization of debt discount	(1,013)	(624)	(168)
Non-operating expenses	(2,018)	(3,107)	(5,551)
Loss before income tax expense	(28,857)	(15,219)	(13,045)
Income tax income / (expense)	(3,086)	(230)	3,238
Loss from continuing operations, net	(31,943)	(15,449)	(9,807)
Discontinued operations:
Net sales from discontinued operations			1,805
Cost of sales from discontinued operations			(978)
Total operating and non-operating expenses from discontinued operations			(5,274)
Income tax recovery from discontinued operations			25
Loss on disposal of a business, net of tax on disposal			(15,026)
(Loss) / Income on discontinued operations			(19,448)
Net loss	(31,943)	(15,449)	(29,255)
Net loss attributable to noncontrolling interests	(18,497)	(89)	(1,780)
Net loss attributable to WISeKey International Holding Ltd	(13,446)	(15,360)	(27,475)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	287	(842)	(1,434)
Reclassifications out of the OCI arising during period			1,156
Net gain (loss) arising during period	(1,206)	(1,151)	2,934
Other comprehensive (loss) / income	(919)	(1,993)	2,656
Comprehensive loss	(32,862)	(17,442)	(26,599)
Other comprehensive loss attributable to noncontrolling interests	(28)	(99)	(964)
Other comprehensive (loss) / income attributable to WISeKey International Holding Ltd	(891)	(1,894)	3,620
Comprehensive loss attributable to noncontrolling interests	(18,525)	(188)	(2,744)
Comprehensive loss attributable to WISeKey International Holding Ltd	$ (14,337)	$ (17,254)	$ (23,855)
Common Stock Class A
Discontinued operations:
Earnings per Class B Share from continuing operations - Basic	$ (0.92)	$ (0.50)	$ (0.44)
Earnings per Class B Share from continuing operations - Diluted	(0.92)	(0.50)	(0.44)
Earnings per Class B Share from discontinued operations - Basic			(0.87)
Earnings per Class B Share from discontinued operations - Diluted			(0.87)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Basic	(0.39)	(0.51)	(1.22)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Diluted	(0.39)	(0.51)	(1.22)
Common Stock Class B
Discontinued operations:
Earnings per Class B Share from continuing operations - Basic	(9.17)	(5.01)	(4.36)
Earnings per Class B Share from continuing operations - Diluted	(9.17)	(5.01)	(4.36)
Earnings per Class B Share from discontinued operations - Basic			(8.65)
Earnings per Class B Share from discontinued operations - Diluted			(8.65)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Basic	(3.86)	(5.06)	(12.22)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Diluted	$ (3.86)	$ (5.06)	$ (12.22)